Income Taxes (Reconciliation of the provision for income taxes at the statutory rate to the company's provision for income tax) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Effective tax rate	53.00%		(13.00%)
U.S. federal taxes (benefit) at statutory rate			$ (746)	$ 316	$ (332)
State income taxes, net of federal benefit			109	3	183
Foreign income taxes at rates other than the US rate			(72)	2	(4)
Stock-based compensation			340	229	167
Change in valuation allowance			546	(1,168)	(230)
Non-deductible warrants expense			334	110	80
Non-deductible acquisition costs			0	283	0
Research and development credits			(290)	(174)	94
Other			64	32	42
Total Income Tax Expense (Benefit)	$ 379	$ 174	$ 285	$ (367)	$ 0